Stock-Based Compensation (Stock Option Activity) (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 29, 2011	May 30, 2010	May 31, 2009
Total intrinsic value of options exercised	$ 49.9	$ 59.1	$ 56.4
Cash received from option exercises	55.7	59.3	50.8
Stock Options [Member]
Unrecognized compensation cost related to unvested stock options granted	30.6
Unrecognized compensation cost, period of recognition, in years	1.7
Fair market value on grant date	$ 18.8